Investment Risks - Hardman Johnston International Growth Fund	Feb. 28, 2026
General Market Risk; Recent Market Events Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk; Recent Market Events. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, geopolitical conflicts and the possibility of a national or global recession have also contributed to market volatility.Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Advisor and Sub-Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. There can be no assurance that the Fund will achieve its investment objective. The success of the Fund is significantly dependent on the expertise of the Sub-Advisor. The Sub-Advisor’s past performance cannot be considered as an indication of the future results of the Sub-Advisor or the Fund.
Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. As the Fund invests a significant amount of its assets in common stocks and other equity securities it is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. Income and dividends earned on foreign investments may be subject to foreign withholding taxes.
Emerging And Frontier Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging and Frontier Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging and frontier markets.
Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risk of such depositary receipts includes many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.
Large Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Medium And Small Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.
Industrial Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrial Sector Risk. The Fund may emphasize its investments in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. “Industrials” is a broad category, which includes, but is not limited to, commercial and professional services, capital goods, and transportation companies. Declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities held in the Fund’s portfolio. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or Sub-Advisor’s control, including instances at third parties. The Fund, the Advisor and the Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Securities of small-cap, emerging market and frontier market companies may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. The Fund, the Advisor, and the Sub-Advisor are susceptible to operational, information security, and related cybersecurity risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.